Future Minimum Lease Payments to be Received Under Operating Leases that have Remaining Non-Cancelable Terms (Detail) (Non Cancelable Lease Receivable, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Non Cancelable Lease Receivable
Leases Disclosure [Line Items]
2013	¥ 367
2014	211
2015
2016
2017
2018 and thereafter
Total minimum future rentals	¥ 578